INTANGIBLE ASSETS AND BUSINESS COMBINATION (Details 1) (USD $)	12 Months Ended
Oct. 31, 2014
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 600,000
Business Acquisition, Assets Acquired	600,000
Chief Marketing Technology Officer [Member]
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity	Arun Srinivasan
Business Acquisition, Share Price	$ 0.15
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	150,000
ReachFactor, Inc [Member]
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity	ReachFactor, Inc
Business Acquisition, Share Price	$ 0.15
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	300,000
Web Platform and Customer Relationships [Member]
Business Acquisition [Line Items]
Business Acquisition, Assets Acquired	600,000
Chief Operating Officer [Member]
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity	Suresh Srinivasan
Business Acquisition, Share Price	$ 0.15
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 150,000